Variable Interest Entities VIEs (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and cash equivalents	$ 563,275,000	$ 341,683,000	$ 674,469,000	$ 772,678,000
Other current assets	16,349,000	17,384,000
Intangible assets	1,494,014,000	1,460,126,000	1,443,025,000
Property, plant and equipment, net	3,784,535,000	3,517,784,000
Other assets and deferred charges	97,398,000	79,623,000
Liabilities
Current liabilities	874,133,000	785,772,000
Capital contributions and advances to VIEs	35,500,000	1,200,000
Noncontrolling interests with redemption features	1,005,000	855,000
Variable Interest Entities (VIE's)
Assets
Cash and cash equivalents	13,299,000	1,673,000
Other current assets	3,719,000	323,000
Intangible assets	501,829,000	487,962,000
Property, plant and equipment, net	27,642,000	1,548,000
Other assets and deferred charges	3,612,000
Total assets	550,101,000	491,506,000
Liabilities
Current liabilities	5,944,000	95,000
Deferred liabilities and credits	5,481,000
Total liabilities	$ 11,425,000	$ 95,000
VIE put options	true
Put option, exercisable dates	The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively. The limited partnership agreements also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in Carroll Wireless, Barat Wireless, King Street Wireless and Aquinas Wireless will become exercisable in 2013, 2017, 2019 and 2020, respectively.